Income from voyages and related services	12 Months Ended
Dec. 31, 2025
Income from voyages and related services
Income from voyages and related services
17	Income from voyages and related services

Revenues generated throughout the Group’s global network, are disaggregated as follows:

	2025	2024	2023
	US $ in millions
Freight revenues from containerized cargo:
Pacific	2,921.0	3,920.1	1,779.1
Cross-Suez	563.9	864.5	491.3
Atlantic	665.0	687.8	636.3
Intra-Asia	747.1	762.9	616.6
Latin America	784.0	845.8	425.0
	5,681.0	7,081.1	3,948.3

Freight revenues from non-containerized cargo (mostly related to vehicle shipping services)	397.9	497.0	534.5

Other revenues (*)	825.3	849.3	679.4
	6,904.2	8,427.4	5,162.2

(*) Mainly demurrage, related services and other value-added services.

See also Notes 3(k) and 3(n).